STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and Operational cost	$ 3,704,849	$ 2,114,129
Loss from operations	(3,704,849)	(2,114,129)
Other income:
Interest earned on marketable securities held in Trust Account	45,303	49,590
Change in fair value of warrant liability	(4,507,737)	406,549
Unrealized loss on marketable securities held in Trust Account		(785)
Other income, net		455,354
Net loss	(8,167,283)	(1,658,775)
Redeemable Class A Ordinary Shares
Other income:
Interest earned on marketable securities held in Trust Account	$ 36,684	$ 43,349
Weighted average shares outstanding, basic and diluted	23,040,654	21,396,989
Basic and diluted income per share	$ 0.00	$ 0.00
Non-Redeemable Class A and Class B Ordinary Shares
Other income:
Net loss	$ (8,167,283)	$ (1,658,775)
Weighted average shares outstanding, basic and diluted	6,927,636	7,230,225
Basic and diluted income per share	$ 1.18	$ (0.24)